Cover	Aug. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2026
Entity File Number	001-41839
Entity Registrant Name	reAlpha Tech Corp.
Entity Central Index Key	0001859199
Entity Tax Identification Number	86-3425507
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6515 Longshore Loop
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Dublin
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43017
City Area Code	707
Local Phone Number	732-5742
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AIRE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false